Consolidated Statements of Income (Loss) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Revenues
Revenues	$ 12,168,000,000	$ 1,908,000,000	$ 5,595,000,000
Operating Costs and Expenses
Commissions, transportation and other	1,630,000,000	269,000,000	1,139,000,000
Onboard and other	1,528,000,000	272,000,000	605,000,000
Payroll and related	2,181,000,000	1,309,000,000	1,780,000,000
Fuel	2,157,000,000	680,000,000	823,000,000
Food	863,000,000	187,000,000	413,000,000
Ship and other impairments	440,000,000	591,000,000	1,967,000,000
Other operating	2,958,000,000	1,346,000,000	1,518,000,000
Operating costs and expenses	11,757,000,000	4,655,000,000	8,245,000,000
Selling and administrative	2,515,000,000	1,885,000,000	1,878,000,000
Depreciation and amortization	2,275,000,000	2,233,000,000	2,241,000,000
Goodwill impairments	0	226,000,000	2,096,000,000
Costs and expenses	16,547,000,000	8,997,000,000	14,460,000,000
Operating Income (Loss)	(4,379,000,000)	(7,089,000,000)	(8,865,000,000)
Nonoperating Income (Expense)
Interest income	74,000,000	12,000,000	18,000,000
Interest expense, net of capitalized interest	(1,609,000,000)	(1,601,000,000)	(895,000,000)
Gain (loss) on debt extinguishment, net	(1,000,000)	(670,000,000)	(459,000,000)
Other income (expense), net	(165,000,000)	(173,000,000)	(52,000,000)
Nonoperating Income (Expense)	(1,701,000,000)	(2,433,000,000)	(1,388,000,000)
Income (Loss) Before Income Taxes	(6,080,000,000)	(9,522,000,000)	(10,253,000,000)
Income Tax Benefit (Expense), Net	(14,000,000)	21,000,000	17,000,000
Net Income (Loss)	$ (6,093,000,000)	$ (9,501,000,000)	$ (10,236,000,000)
Earnings Per Share
Basic (in dollars per share)	$ (5.16)	$ (8.46)	$ (13.20)
Diluted (in dollars per share)	$ (5.16)	$ (8.46)	$ (13.20)
Cruise passenger ticket
Revenues
Revenues	$ 7,022,000,000	$ 1,000,000,000	$ 3,684,000,000
Cruise onboard and other
Revenues
Revenues	$ 5,147,000,000	$ 908,000,000	$ 1,910,000,000